Cover page Cover page	Oct. 15, 2026
Cover [Abstract]
Title of 12(b) Security	Class A common stock, $0.01 par value
Entity Central Index Key	0001646972
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39350
Document Type	8-K
Entity Tax Identification Number	47-4376911
Entity Registrant Name	Albertsons Companies, Inc.
Entity Address, Address Line One	250 Parkcenter Blvd.
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83706
City Area Code	208
Local Phone Number	395-6200
Document Period End Date	Oct. 15, 2026
Amendment Flag	false
Trading Symbol	ACI
Security Exchange Name	NYSE